Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 95.3%
Aerospace & Defense – 3.5%
L3Harris Technologies Inc	104,413	$21,700,154
Teledyne Technologies Inc*	71,443	24,109,869
		45,810,023
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	154,669	9,035,763
Auto Components – 0.4%
Visteon Corp*	50,396	5,345,000
Banks – 0.4%
SVB Financial Group*	16,295	5,471,535
Biotechnology – 3.3%
Abcam PLC (ADR)*,#	233,548	3,500,885
Ascendis Pharma A/S (ADR)*	80,511	8,313,566
BioMarin Pharmaceutical Inc*	140,748	11,931,208
Neurocrine Biosciences Inc*	91,374	9,704,833
Sarepta Therapeutics Inc*	85,824	9,486,985
		42,937,477
Capital Markets – 6.5%
Cboe Global Markets Inc	119,944	14,077,827
Charles Schwab Corp	170,096	12,224,800
LPL Financial Holdings Inc	235,951	51,550,574
MSCI Inc	14,233	6,003,337
		83,856,538
Chemicals – 0.8%
Corteva Inc	175,353	10,021,424
Commercial Services & Supplies – 1.6%
Cimpress PLC*	153,837	3,765,930
Rentokil Initial PLC	357,435	1,886,969
Ritchie Bros Auctioneers Inc	233,678	14,600,201
		20,253,100
Containers & Packaging – 0.8%
Sealed Air Corp	235,035	10,461,408
Diversified Consumer Services – 1.5%
Frontdoor Inc*	278,879	5,686,343
Terminix Global Holdings Inc*	344,392	13,186,770
		18,873,113
Electric Utilities – 0.8%
Alliant Energy Corp	186,585	9,887,139
Electrical Equipment – 2.3%
Regal Beloit Corp	56,103	7,874,617
Sensata Technologies Holding PLC	588,910	21,954,565
		29,829,182
Electronic Equipment, Instruments & Components – 5.6%
Flex Ltd*	1,428,635	23,801,059
National Instruments Corp	472,195	17,820,639
TE Connectivity Ltd	279,521	30,847,938
		72,469,636
Entertainment – 1.7%
Liberty Media Corp-Liberty Formula One*	375,431	21,962,713
Equity Real Estate Investment Trusts (REITs) – 1.2%
Lamar Advertising Co	194,386	16,034,901
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	932,321	36,108,792
Cooper Cos Inc	49,854	13,156,471
Dentsply Sirona Inc	342,343	9,705,424
ICU Medical Inc*	101,357	15,264,364
STERIS PLC	80,425	13,373,069
Teleflex Inc	108,919	21,942,822
		109,550,942
Hotels, Restaurants & Leisure – 1.9%
Aramark	523,283	16,326,430
Entain PLC	665,228	7,986,709
		24,313,139
Information Technology Services – 11.0%
Amdocs Ltd	419,835	33,355,891
Broadridge Financial Solutions Inc	135,394	19,540,062
Fidelity National Information Services Inc	214,232	16,189,512
Global Payments Inc	159,929	17,280,328
GoDaddy Inc*	453,713	32,159,177

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
WEX Inc*	190,297	$24,156,301
		142,681,271
Insurance – 7.0%
Aon PLC - Class A	34,443	9,226,246
Intact Financial Corp	268,875	38,055,585
Ryan Specialty Group Holdings Inc - Class A*	242,534	9,851,731
WR Berkley Corp	525,010	33,905,146
		91,038,708
Internet & Direct Marketing Retail – 0.2%
Wayfair Inc - Class A*,#	79,529	2,588,669
Life Sciences Tools & Services – 3.3%
Avantor Inc*	640,288	12,549,645
Illumina Inc*	51,127	9,754,520
PerkinElmer Inc	105,695	12,718,279
Waters Corp*	27,281	7,353,048
		42,375,492
Machinery – 3.0%
Ingersoll Rand Inc	499,330	21,601,016
Wabtec Corp	209,600	17,050,960
		38,651,976
Multiline Retail – 0.4%
Dollar Tree Inc*	41,131	5,597,929
Oil, Gas & Consumable Fuels – 2.1%
Magellan Midstream Partners LP	576,035	27,367,423
Pharmaceuticals – 1.5%
Catalent Inc*	181,200	13,111,632
Elanco Animal Health Inc*	516,490	6,409,641
		19,521,273
Professional Services – 0.1%
Upwork Inc*	145,002	1,974,927
Road & Rail – 2.6%
JB Hunt Transport Services Inc	213,550	33,403,491
Semiconductor & Semiconductor Equipment – 8.5%
KLA Corp	62,382	18,878,665
Lam Research Corp	20,165	7,380,390
Microchip Technology Inc	305,856	18,666,392
NXP Semiconductors NV	101,221	14,931,110
ON Semiconductor Corp*	800,306	49,883,073
		109,739,630
Software – 9.9%
Atlassian Corp PLC - Class A*	38,822	8,175,525
Ceridian HCM Holding Inc*	277,939	15,531,231
Constellation Software Inc/Canada	26,947	37,499,681
Dynatrace Inc*	215,705	7,508,691
j2 Global Inc*	99,816	6,835,400
Nice Ltd (ADR)*	92,485	17,409,376
SS&C Technologies Holdings Inc	678,789	32,412,175
Topicus.com Inc*	67,819	3,261,322
		128,633,401
Specialty Retail – 2.0%
Burlington Stores Inc*	64,714	7,240,849
CarMax Inc*	282,740	18,666,495
		25,907,344
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	446,416	12,620,180
Trading Companies & Distributors – 1.3%
Ferguson PLC	168,843	17,379,010
Total Common Stocks (cost $910,396,500)		1,235,593,757
Investment Companies– 5.1%
Money Markets – 5.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $66,708,355)	66,702,543	66,709,213
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	1,134,270	1,134,270
Time Deposits – 0%
Royal Bank of Canada, 3.0600%, 10/3/22	$283,568	283,568
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,417,838)		1,417,838
Total Investments (total cost $978,522,693) – 100.5%		1,303,720,808
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(6,820,531)
Net Assets – 100%		$1,296,900,277

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,141,375,046	87.6%
Canada	106,036,969	8.1
Israel	17,409,376	1.3
United Kingdom	13,374,563	1.0
Ireland	9,035,763	0.7
Denmark	8,313,566	0.7
Australia	8,175,525	0.6

Total	$1,303,720,808	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$436,905	$(144)	$858	$66,709,213
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	7,910∆	-	-	1,134,270
Total Affiliated Investments - 5.2%	$444,815	$(144)	$858	$67,843,483

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 5.1%
Money Markets - 5.1%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	62,157,557	161,416,544	(156,865,602)	66,709,213
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	358,400	102,402,766	(101,626,896)	1,134,270

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	12/22/22	(10,437,000)	$7,935,464	$375,124
Euro	12/22/22	(2,367,000)	2,381,332	46,456

				421,580
Citibank, National Association:
Canadian Dollar	12/22/22	3,560,000	(2,650,093)	(71,305)
Canadian Dollar	12/22/22	(10,437,000)	7,934,583	374,243
Euro	12/22/22	300,000	(301,649)	(5,720)
Euro	12/22/22	(3,506,000)	3,531,107	72,688

				369,906
HSBC Securities (USA), Inc.:
Canadian Dollar	12/22/22	(10,437,000)	7,937,630	377,290
Euro	12/22/22	700,000	(681,264)	9,235
Euro	12/22/22	868,000	(873,765)	(17,545)
Euro	12/22/22	(1,803,400)	1,815,321	36,395

				405,375
JPMorgan Chase Bank, National Association:
Canadian Dollar	12/22/22	(13,821,000)	10,460,336	448,699
Euro	12/22/22	449,000	(440,369)	2,538
Euro	12/22/22	(3,581,400)	3,604,231	71,436

				522,673
State Street Bank and Trust Company:
Canadian Dollar	12/22/22	618,000	(456,608)	(8,942)
Canadian Dollar	12/22/22	(10,438,000)	7,942,988	381,924
Euro	12/22/22	(2,927,000)	2,948,733	61,456

				434,438
Total				$2,153,972

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$10,561,749
Average amounts sold - in USD	63,653,009

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$18,366,131	$1,886,969	$-
Hotels, Restaurants & Leisure	16,326,430	7,986,709	-
All Other	1,191,027,518	-	-
Investment Companies	-	66,709,213	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,417,838	-
Total Investments in Securities	$1,225,720,079	$78,000,729	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,257,484	-
Total Assets	$1,225,720,079	$80,258,213	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$103,512	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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